Convertible notes receivable (Details Narrative) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2026	Mar. 31, 2026
New Era Energy Digital Inc [Member] | Senior Secured Convertible Promissory Note [Member]
Proceeds from senior debt	$ 50.0
Interest rate	10.00%
Maturity date	Jun. 30, 2026
Debt conversion rate	20.00%
New Era Energy Digital Inc [Member] | Senior Notes [Member]
Interest income		$ 1.0
Texas Critical Data Centers LLC [Member]
Membership interest percentage sold	50.00%	50.00%